Changes in accounting standards	12 Months Ended
Dec. 31, 2023
Disclosure of voluntary change in accounting policy [abstract]
Changes in accounting standards [Text Block]

5. Changes in accounting standards

(a) Accounting standards adopted during the year

The Company adopted the following new IFRS standard effective January 1, 2023. The nature and impact of the new standard on the Company's current period financial statements, if any, are outlined below. Adoption of the standard was made in accordance with the applicable transitional provisions.

Amendments to IAS 1

On February 12, 2021, the IASB issued Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2, Making Materiality Judgements). The amendments help companies provide useful accounting policy disclosures and include requiring companies to disclose their material accounting policies rather than their significant accounting policies; clarifying that accounting policies related to immaterial transactions, other events or conditions are themselves immaterial and as such need not be disclosed; and clarifying that not all accounting policies that relate to material transactions, other events or conditions are themselves material to a company's financial statements. The amendments are effective for annual periods beginning on or after January 1, 2023, with early adoption permitted. The amendments to IAS 1 did not have a material impact on the Company's annual consolidated financial statements for the year ended December 31, 2023.

(b) Accounting standards and amendments issued but not yet adopted

There were no accounting standards or amendments to existing standards issued but not yet adopted as of December 31, 2023 that are expected to have a material effect on the Company's or the JV's financial statements in the future.